Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Earnings Per Share

Note 3: Earnings Per Share

Computation of Diluted EPS
	2012			2011			2010
Year ended December 31 (in millions, except per share data)	Net Income Attributable to Comcast Corporation	Shares	Per Share Amount	Net Income Attributable to Comcast Corporation	Shares	Per Share Amount	Net Income Attributable to Comcast Corporation	Shares	Per Share Amount
Basic EPS attributable to Comcast Corporation shareholders	$6,203	2,678	$2.32	$4,160	2,746	$1.51	$3,635	2,808	$1.29
Effect of dilutive securities:
Assumed exercise or issuance of shares relating to stock plans		39			32			12
Diluted EPS attributable to Comcast Corporation shareholders	$6,203	2,717	$2.28	$4,160	2,778	$1.50	$3,635	2,820	$1.29

Our potentially dilutive securities include potential common shares related to our stock options and our restricted share units (“RSUs”). Diluted earnings per common share attributable to Comcast Corporation shareholders (“diluted EPS”) considers the impact of potentially dilutive securities using the treasury stock method. Diluted EPS excludes the impact of potential common shares related to our stock options in periods in which the option exercise price is greater than the average market price of our Class A common stock or our Class A Special common stock, as applicable.

Diluted EPS for 2012, 2011 and 2010 excludes 1 million, 45 million and 168 million, respectively, of potential common shares related to our share-based compensation plans, because the inclusion of the potential common shares would have had an antidilutive effect.